Derivative Instruments and Hedging Activities - Additional Information (Details) - European Wax Center, Inc. and Subsidiaries	1 Months Ended
Dec. 31, 2018 USD ($)
Derivatives Fair Value [Line Items]
Derivative Liability, Notional Amount	$ 175,000
Derivative, Notional Amount	$ 175,000
Derivative, Inception Date	Jan. 31, 2019
Derivative, Maturity Date	Sep. 25, 2024
Interest Rate Floor | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative, Variable Interest Rate	4.50%
Interest Rate Cap
Derivatives Fair Value [Line Items]
Derivative, premium percentage	0.11486%
Interest Rate Cap | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative, Cap Interest Rate	4.50%